AT-THE-MARKET ("ATM") SALES AGREEMENT WITH HCW (Narrative) (Details) - HCW [Member] $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price | $	$ 25.0
Percentage of commission on sales agreement	3.00%
Number of American depositary shares sold | shares	16,938
Sale of stock | shares	841,948
Gross proceeds from issuing shares | $	$ 9.3